CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (7,102,929)	$ (3,835,911)	$ (14,263,879)	$ (11,162,574)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	139,666	80,672	139,666	540,151
Depreciation	2,617	3,313	8,050	12,695
Loss (gain) on debt settlement	0	(340)	161,292	(340)
Write-off of mineral property	0	0	425,010	0
Accretion of convertible notes	1,948,484	1,046,935	4,401,333	2,905,208
Net loss on sale of marketable securities	0	4,039	0	4,039
Impairment of marketable securities	0	75,576	0	75,576
Shares issued for compensation	0	0	0	5,827
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(2,448)	63,501	(53,710)	(97,050)
Net increase (decrease) in accounts payable and accrued expenses	3,195,768	739,520	3,409,215	659,751
Net cash used in operating activities	(1,818,842)	(1,822,695)	(5,773,023)	(7,056,717)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	8,461	0	8,461
Purchase of property, plant and equipment	0	(1,264)	(150,000)	(128,285)
Net cash provided by (used in) investing activities	0	7,197	(150,000)	(119,824)
Cash Flows from Financing Activities:
Proceeds from the issuance of convertible notes	0	0	12,000,000	0
Net proceeds from the issuance of common shares	31,850	5,027,031	100,100	5,665,842
Restructure fees	0	0	(684,488)	0
Settlement of convertible notes	0	0	(4,000)	0
Net cash provided by financing activities	31,850	5,027,031	11,411,612	5,665,842
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1,786,992)	3,211,533	5,488,589	(1,510,699)
Cash and cash equivalents - beginning of period	10,251,418	3,625,286	2,975,837	8,347,518
Cash and cash equivalents - end of period	$ 8,464,426	$ 6,836,819	$ 8,464,426	$ 6,836,819